Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Parentheticals) - Class A and Class B - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net loss per Common Stock – Class A and Class B – diluted	$ (1.50)	$ (2.21)
Weighted average Common shares outstanding – Class A and Class B – diluted	367,254,444	233,390,675